COMMITMENTS AND CONTINGENT LIABILITIES (Aggregate Minimum Rental Commitments Under the Non-Cancelable Rent Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 233
2014	501
2015	501
2016	501
2017	477
2018 and thereafter	337
Total minimum payments	$ 2,550